Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$12	$12
Private warrant liability	-	2,839	-	2,839
Publicly traded warrant liability	533	-	-	533
	$533	$2,839	$12	$3,384

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$472	$472
Publicly traded warrant liability	662	—	—	662
	$662	$—	$472	$1,134

The fair value of the forward purchase agreement warrant liability is a Level 3 fair value measurement, and was estimated using Monte Carlo simulation models. The use of significant unobservable inputs could result in those inputs being different at the reporting dates, which could result in a significantly higher or lower fair value measurement at the reporting dates. The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Stock price	$0.78	$1.43
Initial exercise price	$10.46	$10.46
Annual volatility	90.0%	130.0%
Remaining term (in years)	0.3	1.0
Risk-free rate	3.94%	4.08%

The Company has classified the publicly traded warrant liability within Level 1 of the hierarchy as the warrant is separately listed and traded in an active market. The publicly traded warrant’s listed price in an active market was used as the fair value.

The following tables summarize the activity for the Company’s Level 3 instrument measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2024	$472
Change in fair value	(522)
Effect of amendment (see Note 9)	62
Balance as of September 30, 2025	$12

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.

4. Fair Value Measurements

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$472	$472
Publicly traded warrant liability	662	—	—	662
	$662	$—	$472	$1,134
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$4	$4
Forward purchase agreement put option liability	—	—	103	103
Publicly traded warrant liability	332	—	—	332
	$332	$—	$107	$439

The fair values of the forward purchase agreement warrant liability and forward purchase agreement put option liability, which are Level 3 fair value measurements, were estimated using Monte Carlo Simulation models. The use of significant unobservable inputs could result in those inputs being different at the reporting dates and which could result in a significantly higher or lower fair value measurement at the reporting dates. The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of December 31, 2024 and the forward purchase agreement warrant liability and forward purchase agreement put option liability as of December 31, 2023:

	December 31, 2024	December 31, 2023
Stock price	$1.43	$1.81
Initial exercise price	$10.46	$10.46
Annual volatility	130.0%	46.9%
Remaining term (in years)	1.00	0.75
Risk-free rate	4.08%	4.90%

The Company has classified the publicly traded warrant liability within Level 1 of the hierarchy as the warrant is separately listed and traded in an active market. The publicly traded warrant’s listed price in an active market was used as the fair value.

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

	Forward Purchase Agreement Warrant Liability	Forward Purchase Agreement Put Option Liability
Balance as of December 31, 2023	$4	$103
Change in fair value	(411)	(103)
Effect of amendments (see Note 10)	975	—
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement	(96)	—
Balance as of December 31, 2024	$472	$—

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.

Convertible Notes

Effective concurrently with the Merger, the outstanding balance of principal and accrued interest of the Convertible Notes was automatically converted into Common Stock and the outstanding balance of principal and accrued interest of the Envoy Bridge Note was converted into Series A Preferred Stock (see Note 3). As such, the Convertible Notes and Envoy Bridge Note were derecognized from the consolidated balance sheets. Immediately prior to the Merger, the fair value of the Convertible Notes was calculated by multiplying the amount of Common Stock the Convertible Notes converted into by the fair value of these shares. The fair value of the Common Stock was based on the listed prices for the shares, immediately prior to the Merger. Immediately prior to the Merger, the fair value of the Envoy Bridge Note was calculated by multiplying the amount of Series A Preferred Stock the Envoy Bridge Note converted into, by the fair value of these shares. The fair value of the Series A Preferred Stock was estimated using a Monte Carlo Simulation model, which is a Level 3 fair value measurement. The following table presents the quantitative information regarding Level 3 fair value measurements of the Series A Preferred Stock, which was valued at $10.98 per share.

September 29, 2023
Underlying stock price	$7.02
Exercise price	$11.50
Expected term (in years)	10.00
Expected volatility	48.9%